INCOME TAXES (Schedule of United States and foreign Income (Loss) Before Income Taxes and Non-Controlling Interest) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States and foreign income (loss) before income taxes and non-controlling interest
Income (loss) before income taxes	$ (24,819)	$ (28,646)	$ (20,379)
United States [Member]
United States and foreign income (loss) before income taxes and non-controlling interest
Income (loss) before income taxes	19,717	(14,809)	(156,696)
Foreign [Member]
United States and foreign income (loss) before income taxes and non-controlling interest
Income (loss) before income taxes	$ (44,536)	$ (13,837)	$ 136,317